SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 4.5	$ 3.1
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 4.0	$ 3.0
Developed technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years